Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Assets and Liabilities, Lessee

The classification of our operating and finance leases in the consolidated balance sheets are as follows:

($ thousands)	Balance Sheet Classification	December 31, 2019
Assets
Operating ROU asset	Operating lease right-of-use assets	341,538
Finance ROU asset, net (1)	Other non-current assets	35,586
Total lease assets		377,124

Liabilities
Operating lease liability, current	Other current liabilities	50,442
Finance lease liability, current	Other current liabilities	8,731
Operating lease liability, non-current	Operating lease liabilities	310,721
Finance lease liability, non-current	Other non-current liabilities	36,335
Total lease liabilities		406,229
(1) Finance ROU assets are recorded net of accumulated amortization of $6.9 million at December 31, 2019.

Lease, Cost
Cash flow information and non-cash activity related to leases is as follows:

($ thousands)	For the year ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating and finance leases	82,366
Finance cash flows from finance leases	7,632

Non-cash activity:
ROU assets obtained in exchange for lease obligations (net of early terminations)
Operating leases	16,000
Finance leases	9,441

Weighted-average lease terms and discount rates at December 31, 2019 are as follows:

	Weighted-Average
	Remaining Lease Term (in years)	Discount Rate
Operating leases	8.60	6.89%
Finance leases	6.01	5.45%

Components of lease expense are as follows:

($ thousands)	For the year ended December 31, 2019
Operating lease costs	83,972
Finance lease costs (1)	10,341
Variable lease costs (2)	74,324
(1) Finance lease costs include amortization of ROU assets of $7.8 million and interest on lease liabilities of $2.5 million.
(2) Variable lease costs include immaterial amounts related to short-term leases and sublease income.

Schedule of Future Minimum Rental Payments for Operating Leases
The future minimum lease payments for the remaining non-cancellable term of our leases at December 31, 2018 were as follows ($ thousands):

Year	Operating	Capital	Total
2019	69,690	8,946	78,636
2020	56,204	8,304	64,508
2021	46,092	7,499	53,591
2022	41,324	5,809	47,133
2023	38,155	6,097	44,252
Thereafter	204,216	2,978	207,194
Total future minimum lease payments	455,681	39,633	495,314
Less imputed interest		(9,529)
Present value of future minimum lease payments		30,104

Schedule of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments for the remaining non-cancellable term of our leases at December 31, 2018 were as follows ($ thousands):

Year	Operating	Capital	Total
2019	69,690	8,946	78,636
2020	56,204	8,304	64,508
2021	46,092	7,499	53,591
2022	41,324	5,809	47,133
2023	38,155	6,097	44,252
Thereafter	204,216	2,978	207,194
Total future minimum lease payments	455,681	39,633	495,314
Less imputed interest		(9,529)
Present value of future minimum lease payments		30,104

Lessee, Operating Lease, Liability, Maturity
Maturities of operating and finance lease liabilities at December 31, 2019 are as follows ($ thousands):

Year	Operating Leases	Finance Leases	Total
2020	72,690	10,803	83,493
2021	63,013	10,413	73,426
2022	54,763	7,979	62,742
2023	50,544	5,749	56,293
2024	46,022	4,988	51,010
Thereafter	210,405	13,056	223,461
Total lease payments	497,437	52,988	550,425
Less: Imputed interest	(136,274)	(7,922)	(144,196)
Present value of lease liabilities	361,163	45,066	406,229

(1) The maturities above exclude leases that have not yet commenced. We have committed rental payments of $14.4 million for leases that will commence in 2020 with lease terms ranging from 5-13 years.

Finance Lease, Liability, Maturity
Maturities of operating and finance lease liabilities at December 31, 2019 are as follows ($ thousands):

Year	Operating Leases	Finance Leases	Total
2020	72,690	10,803	83,493
2021	63,013	10,413	73,426
2022	54,763	7,979	62,742
2023	50,544	5,749	56,293
2024	46,022	4,988	51,010
Thereafter	210,405	13,056	223,461
Total lease payments	497,437	52,988	550,425
Less: Imputed interest	(136,274)	(7,922)	(144,196)
Present value of lease liabilities	361,163	45,066	406,229

(1) The maturities above exclude leases that have not yet commenced. We have committed rental payments of $14.4 million for leases that will commence in 2020 with lease terms ranging from 5-13 years.